FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information by year about the Company’s financial instruments that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of December 31, 2024
(In thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative warrant liabilities - Public	$1,983	$1,983	$—	$—
Derivative warrant liabilities - Private	$3,038	$—	$3,038	$—

	As of December 31, 2023
(In thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$61	$—	$61	$—
Liabilities:
Derivative warrant liabilities - Public	$11,155	$11,155	$—	$—
Derivative warrant liabilities - Private	$17,492	$—	$17,492	$—